Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

NOTE 9:	SHARE-BASED COMPENSATION

Stock Options

During the nine months ended September 30, 2019 the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the nine months ended September 30, 2019:

	Options Outstanding	Weighted- Average Exercise Price
Balance as of January 1, 2019	180,426	$3.45
Grants of stock options	156,521	1.35
Cancelled stock options	(19,070)	1.28
Balance as of September 30, 2019	317,877	$2.70

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2019 was $1.35. The total fair value of stock options that vested during the nine months ended September 30, 2019 was approximately $280,000. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the nine months ended September 30, 2019:

Expected term (years)	5.5
Expected stock price volatility	192.60%
Weighted-average risk-free interest rate	2.49%
Expected dividend	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2019:

	Number of	Weighted-Average Remaining Contractual Life	Weighted- Average Exercise
	Options	(In Years)	Price
Outstanding	317,877	9.26	$2.70

Exercisable	98,082	8.94	3.00

Expected to vest	219,794	9.40	$2.55

As of September 30, 2019, there was approximately $142,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the nine months ended September 30, 2019, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the non-vested restricted stock activity for the nine months ended September 30, 2019:

		Weighted- Average
	Shares	Fair Value
Non-vested as of January 1, 2019	133,168	$3.83
Vested	(267,871)	1.80
Cancelled	(6,742)	3.90
Shares of restricted stock granted	664,165	0.83
Non-vested as of September 30, 2019	522,720	1.05

As of September 30, 2019, there was approximately $280,000 of total unrecognized compensation cost related to non-vested share-based compensation, which is expected to be recognized over the next year.

NOTE 7:	SHARE-BASED COMPENSATION

Stock Options

During 2018, the Company granted options for the purchase of the Company’s common stock to certain consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the twelve -month period ended December 31, 2018:

			Weighted-
			Average
	Available for	Options	Exercise
	Grant	Outstanding	Price
Balance as of January 1, 2018	-	-	$-
Authorization of awards	225,658,413	-	-
Grants of stock options	(225,658,413)	225,658,413	0.0046
Cancelled stock options	-	(90,338,859)	0.0043
Balance as of December 31, 2018	-	135,319,554	$0.0046

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2018:

		Weighted-Average	Weighted-
		Remaining	Average
	Number of	Contractual Life	Exercise
	Options	(In Years)	Price
Outstanding	135,319,554	9.74	$0.0048

Exercisable	-	-	-

Expected to vest	135,319,554	9.74	$0.0048

As of December 31, 2018, there was approximately $413,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During 2018, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the non-vested restricted stock activity for the year ended December 31, 2018:

		Weighted-Average
	Shares	Fair Value
Non-vested as of January 1, 2018	-	-
Shares of restricted stock reserved	99,876,158	0.0051
Non-vested as of December 31, 2018	99,876,158	0.0051

Share-based compensation expense for restricted stock grants during the year ended December 31, 2018, was approximately $351,000.

As of December 31, 2018, there was approximately $291,000 of total unrecognized compensation cost related to non-vested share-based compensation, which is expected to be recognized over the next year.